FAIR VALUE MEASUREMENT - Market Valuation Adjustments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Credit and funding valuation adjustments contra-liability (contra-asset)
Counterparty CVA	$ (1,853)	$ (1,733)		$ (1,853)
Asset FVA	(518)	0		(518)
Citigroup (own-credit) CVA	580	651		580
Liability FVA	19	0		19
Total CVA—derivative instruments	(1,772)	(1,082)		(1,772)
Credit, Funding and Debt Valuation Adjustments Gain (Loss) [Abstract]
Counterparty CVA	(43)	291	805
Asset FVA	(518)	0	0
Own-credit CVA	(65)	(223)	(1,126)
Liability FVA	19	0	0
Total CVA—derivative instruments	(607)	68	(321)
DVA related to own FVO liabilities	217	(410)	(2,009)
Total CVA and DVA	(390)	(342)	(2,330)
Weighted average FICO score of the underlying collateral for Alt-A mortgage securities recorded at fair value, low end of range	680
Weighted average FICO score of the underlying collateral for Alt-A mortgage securities recorded at fair value, high end of range	720
Maximum percentage of underlying collateral where FICO scores are greater than 720	30.00%
Trading account assets and liabilities | Change in Accounting Method Accounted for as Change in Estimate | Principal transactions
Credit, Funding and Debt Valuation Adjustments Gain (Loss) [Abstract]
Fair value funding valuation adjustment				$ 499